CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

4. CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2021	2022
	RMB	RMB
Cash	656,179	526,740
Restricted cash	698	525
Total cash and restricted cash shown in the consolidated statements of cash flows	656,877	527,265

The balances of restricted cash were mainly related to bank deposits for performance guarantee, which were restricted for use as of December 31, 2021 and 2022, and will be released from restriction within the next 12 months.